BUFFALO
FUNDS

Balanced Fund
Equity Fund
High Yield Fund
USA Global Fund


ANNUAL REPORT
March 31, 1997


MESSAGE
TO OUR SHAREHOLDERS

We are pleased to be reporting to you after another successful period for the Buffalo Funds. March 31, 1997, completed the first full fiscal year of operations for the Buffalo Equity, High Yield and USA Global Funds and the second fiscal year for the Buffalo Balanced Fund. Relative performance for the group will be discussed in detail in the Portfolio Management Review which follows. Buffalo name recognition continues to strengthen with the considerable publicity the Funds have garnered over the past year due to investment performance. The group added over 4,000 shareholders during the year while total assets increased from $68 million at March 31, 1996, to over $110 million at March 31, 1997. Total distributions for the Funds are shown below:

	      Investment    Short-Term      Long-Term
	      Income        Capital Gains   Capital Gains    Total

Balanced      $    .707     $      .558     $       .275     $1.54
Equity        $    .1046    $      .9454    $       .04      $1.09
High Yield    $    .798     $      .137     $       .01      $1.945
USA Global    $    .0528    $      .6072        -            $1.66

For corporate shareholders, Buffalo Balanced, Equity, High Yield and USA Global Funds percent of ordinary income distributions qualifying for the corporate dividends received deduction are 8%, 7%, 3% and 8%, respectively.

We have made a slight change in our report format from last year. In addition to the President's Message we have added a Portfolio Management Review. The Fund's investment counsel, Kornitzer Capital Management Inc. (KCM), will discuss not only Fund performance and the economy but also provide an in-depth look into their investment philosophies, strategies and holdings for each of the Funds.

We welcome the new investors who have joined us in the past year, and look forward to continuing our efforts to provide all our shareholders with consistent, favorable returns in the future.

Sincerely,

/s/Larry D. Armel
Larry D. Armel
President


Portfolio Management Review

As investment counsel for the Buffalo Funds the favorable performance results over the past year are very gratifying. However, as relatively new entrants into the public mutual fund market (the first Buffalo Fund started in 1994) we feel we are still in the very early stages of proving our abilities. Those firms at the pinnacle of the mutual fund industry have delivered consistently superior results to shareholders over the past 5, 10, 15 years and longer. We aspire to have the Buffalo Funds listed among the very top and consistent performers for the long-term. We feel KCM has the staff, the resources and the investment discipline in place to reach this goal. We readily accept the challenge.

By studying the top performing mutual funds over the long-term we have found at least two traits common to the majority of those funds. First, we found a long tenure by the investment counsel's individual or team managing the fund. Very rarely have you seen funds perform consistently well while experiencing rapid turnover of their investment staff. This has recently been a well publicized problem in the fund industry and one which shareholders should take very seriously. KCM certainly takes this subject seriously. The firm currently has five investment professionals which are integral to the management of the Buffalo Funds. Of those five, three are currently shareholders of KCM and the other two will soon be shareholders. The firm believes that share ownership is the strongest recruitment, incentive and retention tool available. Since inception of the firm in 1989, KCM has experienced no turnover among it's investment staff.

A second common trait we found among the top long-term performers is a disciplined investment strategy. KCM has an investment discipline for both stocks and bonds which are unique and well defined. The firm's approach to picking stocks doesn't fit neatly into the growth or value categories. Instead, following strict para-meters, the firm will most often own selected stocks from both groups. For growth stocks the firm focuses on companies that are able to consistently meet expectations for their earnings. However, unlike momentum investors KCM does not seek out high P/E growth stocks which have the potential to beat expectations for their earnings. The firm believes the risk and volatility associated with these stocks is simply too high. For value stocks the firm focuses on companies believed to be coming out of industry downturns. In these cases the companies typically have the best opportunity to beat expectations for earnings. The common denominators for most holdings include: a P/E near or below the market based on KCM's expected earnings, companies with a high level of insider ownership and companies with healthy balance sheets. All of the above applies to our stockpicking efforts in the Buffalo Equity, USA Global and Balanced Funds.

The firm's approach to investing in bonds is to focus on a combination of high yield corporate and convertible bonds. High yield corporate bonds are purchased to provide a high level of current income. Convertible bonds are purchased to provide a reasonable level of current income and for the opportunity to realize long-term capital appreciation. KCM research focuses primarily on the corporate bonds issued by small and medium sized companies and the bonds of cyclical companies. These bonds typically are given lower ratings by the rating agencies due to their size and volatility of earnings. The higher yields available on these bonds provide an attractive opportunity for a firm like KCM which is research intensive and has great experience in evaluating industry cycles. Convertible bonds can be particularly attractive as they provide a "get paid while you wait strategy" for companies whose underlying stock is temporarily depressed. This approach to bond investing is employed in both the Buffalo High Yield and Balanced Funds.

KCM's unique breakdown of management and research responsibilities among the staff allows for quick decision-making and a high degree of synergy between the firm's equity and bond research efforts. Each professional has a different background, having analyzed or worked in numerous industries. Based on their area of expertise each individual is responsible for closely covering certain industries and is empowered to make investments in both stocks and bonds in those industries for the Buffalo Funds. While each fund has a point person for executing trades, it is the cumulation of ideas by the entire team (within the firm's investment disciplines) which allows the entire process to work efficiently. In our next letter we will focus on each individual's background and on their industry coverage responsibilities at KCM.

The following is a snapshot and comment on how each of the Buffalo Fund's performed over the past twelve months.

Buffalo Balanced Fund

Buffalo Balanced Fund generated a total return (price change and reinvested distributions) of 13.22% for the twelve months ended March 31, 1997. The average balanced fund, as measured by Lipper Analytical Services, registered a return of 11.02% for the period. It is important to note that this performance was achieved despite an average fund allocation of only 30% to common stocks during a strong period for equities. The Fund's allocation to common stocks has, in fact, never exceeded 40% since the inception of the Fund. This is well below the average balanced fund which typically invests over 50% of assets in common stocks. The Fund's 30-day current yield for the period ended March 31, 1997, was 6.04%.

Fund asset allocation decisions are driven by a philosophy which emphasizes consistent performance and a low level of fund price volatility. The Fund's typical combination of roughly 1/3 blue chip stocks, 1/3 high yield corporate bonds and 1/3 high yield convertible securities produces a high level of current income, yet positions the Fund for reasonable capital appreciation during a rising stock market. The past twelve months was a perfect example. In addition to it's position in equities, the Fund benefited from numerous large gains in convertible security holdings. These included such issues as Bally Entertainment, Swift Energy, Maxus Energy and Key Energy. The Fund also enjoyed price appreciation in it's high yield bond holdings, while balanced funds owning investment grade bonds suffered price erosion due to rising interest rates.

The Balanced Fund, as well as other Buffalo Funds, greatly benefited from a correct call on the energy industry by KCM early in 1996. At March 31, 1996, the Fund held 7% of assets in energy equities, 11% in energy corporate bonds and 12% in energy convertible securities. The industry was one of the top performing groups over the period. KCM has recently pared it's weighting in energy, but maintains a healthy position given the industry's strong fundamental outlook. New corporate and convertible bond positions have recently been built in a number of technology issues, taking advantage of the large sell-off in the sector in early 1997. These issues include Fairchild Semiconductor, Integrated Device Technology, Bay Networks and VLSI Technology.


GRAPH --Buffalo Balanced Fund versus S&P 500 and Merrill Lynch Bond Fund Index Weighted Average

Average annual compounded total returns for one year and the life of the Fund (inception August 12, 1994) as of March 31, 1997, were 13.22% and 12.79%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


Buffalo Equity Fund

Buffalo Equity Fund generated a total return (price change and reinvested distributions) of 21.23% for the twelve months ended March 31, 1997. This return outpaced the unmanaged Standard and Poor's 500 return of 19.83% and dramatically outperformed the average capital appreciation fund, as measured by Lipper Analytical Services, return of 4.00%. The Fund benefited from overweighting two industries which well outpaced the overall market, energy and technology. Beginning in late 1996 and early 1997, KCM trimmed the Fund's holdings in both sectors, reducing energy positions from over 20% to 12% and technology positions from 18% to below 15%. Due to overvaluation concerns, positions were trimmed or eliminated in stocks such as Noble Drilling, British Petroleum, Amoco, Chevron, Nabors Industries, Claremont Technologies and Western Digital.

Proceeds from the portfolio restructuring were placed into a combination of steady growth stocks and cyclical stocks. Purchases of steady, predictable growth stocks included such companies as CPC International, Sara Lee, Merck and Pfizer. Purchases of cyclical stocks believed to be emerging from industry downturns included such companies as Cummins Engine, Southwest Airlines, Cincinnati Milacron and Federal Express. With the recent rise in interest rates, holdings were also increased in the financial sector with purchases such as Chubb and ITT Hartford. The Buffalo Equity portfolio is now very well balanced, reflecting our belief that 1997 will be more of a individual stockpicking market. Only one sector, capital goods, is heavily overweighted. This position reflects our belief that capital spending will remain strong in the U.S. given robust corporate cash flows and a very tight labor market. Additionally, capital spending in rapidly developing nations outside the U.S. should continue to flourish.


GRAPH -- Buffalo Equity Fund versus S&P 500

Average annual compounded total returns for one year and the life of the Fund (inception May 19, 1995) as of March 31, 1997, were 21.23% and 27.10%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


Buffalo High Yield Fund

Buffalo High Yield Fund generated a total return (price change and reinvested distributions) of 14.02% for the twelve months ended March 31, 1997. The average high yield bond fund, as measured by Lipper Analytical Services, provided a return of 10.28% for the period. The Fund's 30-day current yield for the period ended March 31, 1997, was 8.12%. Many of the same strategies and securities highlighted in our discussion of the Balanced Fund were also deployed in the High Yield Fund. Other outperforming issues over the past year included convertible preferred stocks such as Noble Drilling and Santa Fe Energy as well as corporate and convertible bonds of smaller, underfollowed companies such as Interface, Moran Energy and Pilgrim's Pride.

New holdings in the Fund include out-of-favor companies such as McDermott International and Exide, smaller companies such as Clark Material Handling and Rent-Way and most of the technology issues mentioned in the Balanced Fund.

GRAPH --Buffalo High Yield Fund versus Merrill Lynch High Yield Bond Fund
Index

Average annual compounded total returns for one year and the life of the Fund (inception May 19, 1995) as of March 31, 1997, were 14.02% and 16.50%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


Buffalo USA Global

Buffalo USA Global Fund generated a total return (price change and reinvested distributions) of 29.87% for the twelve months ended March 31, 1997. These results far outpaced the 19.83% return of the unmanaged Standard and Poor's 500 and the 4.00% return for the average capital appreciation fund, as measured by Lipper Analytical Services. The Fund benefited from the higher than average earnings growth and growth prospects of it's holdings. This reflects the Fund's positioning in many of America's best (both large and small) companies which have high international sales exposure and are growing rapidly. These holdings include household names such as Boeing, Goodyear, Coca-Cola, McDonald's, Wrigley, Citicorp, Intel and Microsoft. However, these holdings also include numerous smaller, underfollowed, yet high quality companies such as Teleflex, Interface and Dallas Semiconducter. All companies held in the Fund must derive at least 40% of sales or income from outside the U.S. On average the companies in the Fund generate well over 50% of their total sales or income from outside the U.S. This restriction makes the USA Global Fund very unique to the mutual fund industry.

Much like the Equity Fund the USA Global Fund restructured it's holdings early in 1997. The major change was a reduction in the technology weighting from over 30% to 20% and an increase in the capital goods weighting from 12% to 24%. The reduction in the technology sector was accomplished to reduce the volatility of the overall Fund and to reflect the very high valuations of many stocks. Stocks trimmed included names such as Cisco, Applied Materials, Compaq, Analog Devices and Autodesk. Stocks added included a number of cyclicals believed to be emerging from industry downturns such as Aluminum Co. of America and Cummins Engine and growth cyclicals such as Air Products & Chemicals and Boeing. Our non-stop search continues for both small and large U.S. based multinational companies. The exciting aspect to KCM is every quarter more companies pass the 40% threshold opening up new opportunities for the Fund.

We look forward to tracking each Fund's progress with you in future letters. All of us on the KCM research team thank you for your confidence in our management of the Buffalo Funds. As fellow shareholders we are fully committed to your financial success in the future.


GRAPH -- Buffalo USA Global Fund versus S&P 500

Average annual compounded total returns for one year and the life of the Fund (inception May 19, 1995) as of March 31, 1997, were 29.87% and 25.38%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


Sincerely,


/s/John Kornitzer
John Kornitzer
President

/s/Kent Gasaway
Kent Gasaway
Sr. Vice President

/s/Tom Laming
Tom Laming
Sr. Vice President


BUFFALO
BALANCED FUND

STATEMENT OF NET ASSETS
March 31, 1997

									  MARKET
	SHARES  COMPANY                                       COST         VALUE

COMMON STOCKS - 31.12%
BASIC MATERIALS - 0.29%
	 5,000  Georgia Gulf Corp.                     $   135,838   $   126,250

CAPITAL GOODS - 10.55%
	10,000  Blount International, Inc. Cl. A           395,450       412,500
	10,000  Cummins Engine, Inc.                       462,800       512,500
	12,500  Fluor Corp.                                783,303       656,250
	10,000  Ingersoll-Rand Co.                         438,000       436,250
	10,000  Rockwell International Corp.               610,500       648,750
	 9,300  Teleflex, Inc.                             463,515       491,737
	15,000  Trinity Industries, Inc.                   452,250       455,625
	 5,000  United Technologies Corp.                  337,750       376,250
	15,000  York International Corp.                   791,687       628,125
							 4,735,255     4,617,987

CONSUMER CYCLICAL - 6.35%
	35,000  Chrysler Corp.                             902,509     1,050,000
	12,500  Federal Express Corp.*                     666,875       651,563
	10,000  General Motors Corp.                       543,000       553,750
	10,000  Goodyear Tire & Rubber Co.                 336,262       522,500
							 2,448,646     2,777,813

CONSUMER STAPLES - 0.54%
	 5,000  McDonald's Corp.                           230,125       236,250

ENERGY - 5.79%
	 7,500  Amoco Corp.                                533,260       649,688
	 7,500  Chevron Corp.                              416,625       522,188
	10,000  Coastal Corp.                              378,000       480,000
	15,000  Triton Energy Ltd.*                        738,000       581,250
	10,000  United Meridian Corp.*                     314,250       301,250
							 2,380,135     2,534,376

HEALTH CARE - 1.52%
	 2,500  Merck & Company, Inc.                      214,813       214,687
	 4,000  Pfizer, Inc.                               343,763       336,500
	 1,500  Schering-Plough Corp.                      111,075       111,000
							   669,651       662,187

TECHNOLOGY - 5.07%
	15,000  A T & T Corp.                          $   530,395   $   521,250
	 7,500  Hewlett-Packard Co.                        383,863       399,375
	10,000  Informix Corp.*                            155,000       151,250
	 5,000  Intel Corp.                                275,625       695,625
	10,000  Seagate Technology *                       416,125       448,750
							 1,761,008     2,216,250

TRANSPORTATION & SERVICES - 1.01%
	20,000  Southwest Airlines Co.                     489,124       442,500
TOTAL COMMON STOCKS                                     12,849,782    13,613,613

CONVERTIBLE PREFERRED STOCKS - 3.22%
	20,000  ICO Inc., dep. shrs.
		repstg. 1/4 pfd. cv.                       396,900       452,500
	23,210  McDermott International, Inc.,
		Series C                                   973,123       957,412
TOTAL CONVERTIBLE PREFERRED STOCKS                       1,370,023     1,409,912

	FACE                                                              MARKET
	AMOUNT  DESCRIPTION                                   COST         VALUE

CORPORATE BONDS - 25.90%
$      435,000  Argosy Gaming Co.,
		13.25% 1st. mtg. note, due 6-1-04          391,760       383,887
       500,000  Clark Material Handling Co.,
		10.75% sr. note, due 11-15-06              500,000       513,750
     1,300,000  CompUSA, Inc.,
		9.50% gtd. sr. sub. note, due 6-15-00    1,193,847     1,313,000
       750,000  Fairchild Semiconductor Corp.,
		10.125% sr. sub. note, due 3-15-07         748,750       750,000
     1,000,000  Giant Industries, Inc.,
		9.75% gtd. sr. sub. note, due 11-15-03     977,500     1,012,500
     1,500,000  HS Resources, Inc.,
		9.875% sr. sub. note, due 12-1-03        1,473,187     1,518,750
     1,000,000  Kaiser Aluminum & Chemical Corp.,
		9.875% sr. note, due 2-15-02               985,175     1,005,000
       500,000  Maxus Energy Corp.,
		9.875% note, due 10-15-02                  497,048       510,000
       750,000  Nortek Inc.,
		9.875% sr. sub. note, due 3-1-04           714,567       740,625
       415,000  Pilgrim's Pride Corp.,
		10.875% sr. sub. note, due 8-1-03          396,437       426,413
       360,000  RJR Nabisco Inc.,
		8.75% gtd. sr. note, due 4-15-04           334,648       355,050

CORPORATE BONDS (Continued)
       160,000  RJR Nabisco Inc.,
		8.75% note, due 8-15-05                $   148,738   $   157,564
       150,000  Stone Container Corp.,
		10.75% 1st mtg. note, due 10-1-02          149,029       148,687
       100,000  Triangle Pacific Corp. Delaware,
		10.50% sr. note, due 8-1-03                 99,500       106,750
	52,000  Wainoco Oil Corp.,
		10.75% sub. deb., due 10-1-98               51,970        52,260
     1,810,000  Wainoco Oil Corp.,
		12.00% sr. note, due 8-1-02              1,774,175     1,864,300
       500,000  Wheeling-Pittsburgh Corp.,
		9.375% sr. note, due 11-15-03              487,281       474,375
TOTAL CORPORATE BONDS                                   10,923,612    11,332,911

CONVERTIBLE CORPORATE BONDS - 31.23%
     1,500,000  Air & Water Technologies Corp.,
		8.00% sub. deb., due 5-15-15               885,000     1,323,750
       935,000  Allwaste, Inc.,
		7.25% sub. deb., due 6-1-14                802,600       883,575
     1,870,000  Argosy Gaming Co.,
		12.00% sub. note, due 6-1-01             1,846,813     1,178,100
       500,000  Ashland, Inc.,
		6.75% sub. deb., due 7-1-14                496,250       500,000
       495,000  Beverly Enterprises Inc.,
		7.625% sub. deb., due 3-15-03              472,725       492,525
       800,000  Exide Corp.,
		2.90% sr. sub. note, due 12-15-05          492,000       457,000
     1,298,000  Integrated Device Technology Inc.,
		5.50% sub. note, due 6-1-02              1,114,690     1,054,625
       160,000  Key Energy Group, Inc.,
		7.00% sub. deb., due 7-1-03                158,400       244,800
       500,000  Moran Energy Inc.,
		8.75% sub. deb., due 1-15-08               431,439       448,750
     1,355,000  OHM Corp.,
		8.00% sub. deb., due 10-1-06             1,059,338     1,287,250
     1,595,000  Oryx Energy Co.,
		7.50% sub. deb., due 5-15-14             1,379,688     1,527,212
     1,200,000  Rent-Way, Inc.,
		7.00% sub. deb., due 2-1-07              1,149,000     1,062,000
     1,000,000  Rohr Industries, Inc.,
		7.00% sub. deb., due 10-1-12               698,100       918,750
       465,000  Sun, Inc.,
		6.75% sub. deb., due 6-15-12               462,477       448,144
     1,085,000  Synoptics Communications, Inc.,
		5.25% sub. deb., due 5-15-03               961,613       945,306
       205,000  UNC Inc.,
		7.50% sub. deb., due 3-31-06               170,790       202,694
       680,000  VLSI Technology, Inc.,
		8.25% sub. note, due 10-1-05               650,728       645,150
	50,000  Wainoco Oil Corp.,
		7.75% sub. deb., due 6-1-14                 40,125        42,563
TOTAL CONVERTIBLE CORPORATE BONDS                       13,271,776    13,662,194

	FACE                                                              MARKET
	AMOUNT  DESCRIPTION                                   COST         VALUE

REPURCHASE AGREEMENT - 10.88%
     4,760,000  UMB Bank, n.a., 5.70%, due 4-1-97
		(Collateralized by $4,784,613 U.S.
		Treasury Notes, 6.50%, due 5-15-97)   $  4,760,000  $  4,760,000

TOTAL INVESTMENTS - 102.35%                           $ 43,175,193    44,778,630

Other assets less liabilities - (2.35%)                              (1,029,977)

TOTAL NET ASSETS -100.00%
	(equivalent to $10.57 per share;
	10,000,000 shares of $1.00 par value capital
	shares authorized; 4,139,039 shares outstanding)            $ 43,748,653



For federal income tax purposes, the identified cost of investments owned at March 31, 1997, was $43,175,193.
Net unrealized appreciation for federal income tax purposes was $1,603,437, which is comprised of unrealized appreciation of $3,081,263 and unrealized depreciation of $1,477,826.

* Securities on which no cash dividends were paid during the preceding twelve months.

See accompanying Notes to Financial Statements.



BUFFALO
EQUITY FUND

STATEMENT OF NET ASSETS
March 31, 1997
									  MARKET
	SHARES  COMPANY                                       COST         VALUE

COMMON STOCKS - 91.82%
BASIC MATERIALS - 6.86%
	 8,500  Air Products & Chemicals, Inc.         $   595,263   $   576,937
	 7,500  ASARCO, Inc.                               230,938       210,937
	 5,100  Eastman Chemical Co.                       279,418       274,125
	12,500  Georgia Gulf Corp.                         369,063       315,625
							 1,474,682     1,377,624

CAPITAL GOODS - 20.36%
	 2,500  Boeing Co.                                 268,429       246,563
	20,000  Cincinnati Milacron, Inc.                  434,438       375,000
	11,100  Cummins Engine Inc.                        536,405       568,875
	 5,000  General Electric Co.                       463,963       496,250
	10,000  General Motors Corp. Cl. H                 539,875       542,500
	11,000  Ingersoll-Rand Co.                         492,254       479,875
	11,000  Rockwell International Corp.               591,497       713,625
	 7,500  Sun Hydraulics, Inc.                        71,250        82,500
	 6,600  United Technologies Corp.                  463,280       496,650
	 2,000  York International Corp.                   101,350        83,750
							 3,962,741     4,085,588

CONSUMER CYCLICAL - 9.31%
	10,000  Argosy Gaming Co.*                          97,625        37,500
	 6,000  Chrysler Corp.                             170,425       180,000
	 6,500  CompUSA Inc.*                              113,388       102,375
	13,000  Federal Express Corp.*                     671,400       677,625
	 4,000  Genuine Parts Co.                          191,700       186,500
	 4,000  Goodyear Tire & Rubber Co.                 207,888       209,000
	 9,000  Manpower, Inc.                             289,137       324,000
	 3,000  Tandy Corp.                                153,300       150,375
							 1,894,863     1,867,375

CONSUMER STAPLES - 10.47%
	 5,700  CPC International, Inc.                    453,835       467,400
	 8,000  Dial Corp. New                             129,150       129,000
	14,300  McDonald's Corp.                           661,477       675,675
	13,000  Sara Lee Corp.                             517,400       526,500
	 9,000  Tupperware Corp.                           474,137       301,500
							 2,235,999     2,100,075

ENERGY - 12.04%
	11,000  Coastal Corp.                              428,409       528,000
	11,000  MAPCO, Inc.                                312,175       341,000
	28,000  Nabors Industries, Inc.*                   456,150       546,000
	 5,000  Schlumberger, Ltd.                         439,449       536,250
	12,000  Triton Energy Ltd.*                        575,250       465,000
							 2,211,433     2,416,250

FINANCIAL - 6.53%
	 9,700  Allstate Corp.                         $   600,023   $   575,937
	 8,500  Chubb Corp.                                513,675       457,938
	 2,500  ITT Hartford Group, Inc.                   186,375       180,313
	 4,500  USF & G Corp.                               97,350        96,750
							 1,397,423     1,310,938

HEALTH CARE - 5.66%
	13,000  Allergan, Inc.                             453,441       378,625
	 5,000  Merck & Company, Inc.                      453,750       421,250
	 4,000  Pfizer, Inc.                               361,950       336,500
							 1,269,141     1,136,375

TECHNOLOGY - 14.79%
	 7,500  A T & T Corp.                              298,344       260,625
	15,000  AMP, Inc.                                  581,000       515,625
	 5,000  Bay Networks, Inc.*                        111,500        89,375
	 1,000  Cisco Systems, Inc.*                        50,000        48,125
	 3,100  Compaq Computer Corp.*                     238,528       237,538
	 4,000  Computer Sciences Corp.*                   283,200       247,000
	11,500  Dallas Semiconductor Corp.                 276,085       304,750
	 6,700  Hewlett-Packard Co.                        358,898       356,775
	 2,500  Intel Corp.                                270,875       347,812
	11,500  National Semiconductor Corp.*              218,262       316,250
	 5,000  Sync Research, Inc.*                        95,281        15,703
	 7,000  Verifone, Inc.*                            250,750       229,250
							 3,032,723     2,968,828

TRANSPORTATION & SERVICES - 5.80%
	27,000  Southwest Airlines Co.                     630,350       597,375
	10,000  Union Pacific Corp.                        610,111       567,500
							 1,240,461     1,164,875
TOTAL COMMON STOCKS                                     18,719,466    18,427,928

        FACE                                                              MARKET
	AMOUNT  DESCRIPTION                                   COST         VALUE

REPURCHASE AGREEMENT - 8.07%
  $  1,620,000  UMB Bank, n.a., 5.70%, due 4-1-97
		(Collateralized by $1,628,377 U.S.
		Treasury Notes, 6.50%, due 5-15-97)      1,620,000     1,620,000

TOTAL INVESTMENTS - 99.89%                          $   20,339,466    20,047,928

Other assets less liabilities -  0.11%                                    21,194

TOTAL NET ASSETS - 100.00%
	(equivalent to $13.93 per share; 10,000,000 shares
	of $1.00 par value capital shares authorized;
	1,441,124 shares outstanding)                                 20,069,122


For federal income tax purposes, the identified cost of investments owned at March 31, 1997, was $20,339,466.
Net unrealized depreciation for federal income tax purposes was $291,538, which is comprised of unrealized appreciation of $841,425 and unrealized depreciation of $1,132,963.

* Securities on which no cash dividends were paid during the preceding twelve months.

See accompanying Notes to Financial Statements.


BUFFALO
HIGH YIELD FUND

STATEMENT OF NET ASSETS
March 31, 1997

									  MARKET
	SHARES  COMPANY                                       COST         VALUE

CONVERTIBLE PREFERRED STOCKS - 4.98%
	10,200  Fedders Corp.                           $   60,160    $   59,925
	10,000  ICO Inc., dep. shrs. repstg. 1/4 pfd. cv.  200,549       226,250
	 1,000  McDermott International, Inc., Series A     27,175        29,250
	16,000  McDermott International, Inc., Series C    668,375       660,000
TOTAL CONVERTIBLE PREFERRED STOCKS                         956,259       975,425

	FACE                                                              MARKET
	AMOUNT  DESCRIPTION                                   COST         VALUE
CORPORATE BONDS - 42.53%
$      400,000  Argosy Gaming Co.,
		13.25% 1st. mtg. note, due 6-1-04          376,500       353,000
	65,000  Bethlehem Steel Corp.,
		10.375% sr. note, due 9-1-03                64,407        68,087
       500,000  Clark Material Handling Co.,
		10.75% sr. note, due 11-15-06              500,000       515,000
       545,000  CompUSA, Inc.,
		9.50% gtd. sr. sub. note, due 6-15-00      550,244       550,450
       500,000  Exide Corp.,
		10.00% sr. note, due 4-15-05               495,000       507,500
       535,000  Fairchild Semiconductor Corp.,
		10.125% sr. sub. note, due 3-15-07         534,912       535,000
       435,000  Giant Industries, Inc.,
		9.75% gtd. sr. sub. note, due 11-15-03     431,625       440,438
       615,000  HS Resources, Inc.,
		9.875% sr. sub. note, due 12-1-03          602,350       622,688
       500,000  Interface, Inc.,
		9.50% sr. sub. note, Series B,
		due 11-15-05                               480,000       510,000
       650,000  Kaiser Aluminum & Chemical Corp.,
		9.875% sr. note, due 2-15-02               642,397       653,250
	10,000  Maxus Energy Corp.,
		11.50% deb., due 11-15-15                    9,985        10,500
       100,000  Maxus Energy Corp.,
		9.875% note, due 10-15-02                   99,228       102,000
       505,000  Nortek Inc.,
		9.875% sr. sub. note, due 3-1-04           487,628       498,687
       100,000  Parker Drilling Co.,
		9.75% sr. note, Series B, due 10-15-06      99,215       102,000
       600,000  Pilgrim's Pride Corp.,
		10.875% sr. sub. note, due 8-1-03          578,750       616,500
       150,000  Premier Parks, Inc.,
		9.75% sr. note, due 1-15-07                150,000       154,500
       370,000  RJR Nabisco, Inc.,
		8.75% note, due 8-15-05                    366,026       364,366
       500,000  Southdown, Inc.,
		10.00% sr. sub. note, Series B,
		due 3-1-06                                 512,500       528,750
       425,000  UNC, Inc.,
		11.00% sr. sub. note, due 6-1-06           442,437       499,375
	25,000  URS Corp. New,
		8.625% sr. sub. deb., due 1-15-04           23,125        24,656
       285,000  Wainoco Oil Corp.,
		12.00% sr. note, due 8-1-02                285,844       293,550
       400,000  Wheeling-Pittsburgh Corp.,
		9.375% sr. note, due 11-15-03              386,138       379,500
TOTAL CORPORATE BONDS                                    8,118,311     8,329,797

CONVERTIBLE CORPORATE BONDS - 39.18%
       570,000  Air & Water Technologies Corp.,
		8.00% sub. deb., due 5-15-15               481,175       503,025
       507,000  Allwaste, Inc.,
		7.25% sub. deb., due 6-1-14                498,912       479,115
       630,000  Argosy Gaming Co.,
		12.00% sub. note, due 6-1-01               540,360       396,900
       500,000  Cliffs Drilling Co.,
		10.25% sr. note, Series B, due 5-13-03     518,750       512,500
       200,000  Exide Corp.,
		2.90% sr. sub. note, due 12-15-05          123,000       114,250

CONVERTIBLE CORPORATE BONDS (Continued)
$      90,000  Fedders Corp.,
	       8.50% sub. deb., due 6-15-12             $   88,455   $    87,413
      800,000  Integrated Device Technology, Inc.,
	       5.50% sub. note, due 6-1-02                 687,875       650,000
      295,000  Key Energy Group, Inc.,
	       7.00% sub. deb., due 7-1-03                 291,325       451,350
      640,000  Moran Energy Inc.,
	       8.75% sub. deb., due 1-15-08                531,272       574,400
      550,000  OHM Corp.,
	       8.00% sub. deb., due 10-1-06                493,537       522,500
      535,000  Oryx Energy Co.,
	       7.50% sub. deb., due 5-15-14                475,825       512,263
       25,000  Plains Resources, Inc.,
	       10.25% sr. sub. note, Series B, due 3-15-06  25,437        26,062
      550,000  Rent-Way, Inc.,
	       7.00% sub. deb., due 2-1-07                 537,250       486,750
      520,000  Rohr Industries, Inc.,
	       7.00% sub. deb., due 10-1-12                452,293       477,750
      650,000  Synoptics Communications, Inc.,
	       5.25% sub. deb., due 5-15-03                573,500       566,312
      300,000  UNC Inc.,
	       7.50% sub. deb., due 3-31-06                273,750       296,625
      600,000  VLSI Technology, Inc.,
	       8.25% sub. note, due 10-1-05                574,198       569,250
      525,000  Wainoco Oil Corp.,
	       7.75% sub deb., due 6-1-14                  430,096       446,906
TOTAL CONVERTIBLE CORPORATE BONDS                        7,597,010     7,673,371

REPURCHASE AGREEMENT - 12.76%
     2,500,000  UMB Bank n.a., 5.70%, due 4-1-97
		(Collateralized by $2,512,927 U.S.
		Treasury Notes, 6.50%, due 5-15-97)      2,500,000     2,500,000

TOTAL INVESTMENTS -  99.45%                         $   19,171,580    19,478,593

Other assets less liabilities - 0.55%                                    108,012

TOTAL NET ASSETS - 100.00%
	(equivalent to $11.73 per share; 10,000,000 shares
	of $1.00 par value capital shares authorized;
	1,669,497 shares outstanding)                             $   19,586,605


For federal income tax purposes, the identified cost of investments owned at March 31, 1997, was $19,171,580.
Net unrealized appreciation for federal income tax purposes was $307,013, which is comprised of unrealized appreciation of $627,231 and unrealized depreciation of $320,218 .

* Securities on which no cash dividends were paid during the preceding twelve months.

See accompanying Notes to Financial Statements.


BUFFALO
USA GLOBAL FUND

STATEMENT OF NET ASSETS
March 31, 1997

									  MARKET
	SHARES  COMPANY                                       COST         VALUE

COMMON STOCKS - 85.55%
BASIC MATERIALS - 2.76%
	11,000  Aluminum Company of America            $   804,550   $   748,000

CAPITAL GOODS - 24.34%
	12,300  Air Products & Chemicals, Inc.             839,137       834,863
	 1,900  Boeing Co.                                 202,972       187,388
	26,400  Cincinnati Milacron, Inc.                  572,433       495,000
	16,000  Cummins Engine, Inc.                       730,663       820,000
	 5,250  Fluor Corp.                                345,188       275,625
	13,000  Ingersoll-Rand Co.                         601,346       567,125
	13,000  Rockwell International Corp.               783,850       843,375
	13,000  Teleflex, Inc.                             691,525       687,375
	 5,726  TRW, Inc.                                  306,580       296,320
	12,900  United Technologies Corp.                  840,697       970,725
	14,700  York International Corp.                   736,260       615,562
							 6,650,651     6,593,358
CONSUMER CYCLICAL - 5.95%
	 3,000  Exide Corp.                                 70,275        49,125
	15,500  Goodyear Tire & Rubber Co.                 786,025       809,875
	15,500  Interface Inc. Cl. A                       224,813       388,469
	14,900  Modine Manufacturing Co.                   395,295       365,050
							 1,476,408     1,612,519
CONSUMER STAPLES - 12.78%
	 6,500  CPC International, Inc.                    497,488       533,000
	 8,200  Coca-Cola Co.                              400,523       458,175
	16,750  McDonald's Corp.                           760,313       791,437
	22,500  Sara Lee Corp.                             889,125       911,250
	12,700  Tupperware Corp.                           651,760       425,450
	 5,900  Wrigley, (Wm.) Jr. Co.                     317,682       344,412
							 3,516,891     3,463,724
ENERGY - 3.71%
	 4,500  Mobil Corp.                                541,387       587,812
	 3,000  Schlumberger, Ltd.                         277,112       321,750
	 2,500  Triton Energy Ltd.*                        131,825        96,875
                                                           950,324     1,006,437
FINANCIAL - 6.17%
	17,500  AFLAC, Inc.                                614,702       656,250
	 6,800  American International Group, Inc.         719,570       798,150
         2,000  Citicorp                                   187,425       216,500
                                                         1,521,697     1,670,900
HEALTH CARE - 10.21%
	17,000  Allergan, Inc.                         $   550,496   $   495,125
	 7,200  Bristol-Myers Squibb Co.                   370,628       424,800
	13,000  Johnson & Johnson                          679,113       687,375
	 8,400  Pfizer, Inc.                               656,995       706,650
	 6,200  Schering-Plough Corp.                      393,653       451,050
							 2,650,885     2,765,000
TECHNOLOGY - 19.63%
	20,500  AMP, Inc.                                  814,588       704,688
	18,000  Analog Devices, Inc.                       364,544       405,000
	 2,000  Applied Materials, Inc.*                   103,375        92,750
	 6,250  Bay Networks, Inc.*                        144,156       111,719
	 7,000  Cisco Systems, Inc.*                       413,763       336,875
	17,000  Dallas Semiconductor Corp.                 381,740       450,500
	 7,000  Hewlett-Packard Co.                        369,625       372,750
	 8,750  Informix Corp.*                            152,438       132,344
	16,000  Integrated Device Technology, Inc.*        159,062       160,000
	 3,000  Intel Corp.                                286,125       417,375
	 9,000  Interlink Computer Sciences, Inc.           90,000        95,625
	 4,900  Microsoft Corp.*                           340,581       449,269
	 2,000  Motorola, Inc.                             118,900       120,750
	18,000  National Semiconductor Corp.*              355,087       495,000
	 4,000  Oracle Systems Corp.*                      155,637       182,500
	16,000  Seagate Technology*                        517,970       718,000
	 7,000  Technology Modeling Associates, Inc.*       84,000        72,625
							 4,851,591     5,317,770

TOTAL COMMON STOCKS                                     22,422,997    23,177,708


	FACE                                                              MARKET
	AMOUNT  DESCRIPTION                                   COST         VALUE

REPURCHASE AGREEMENT - 13.84%
  $  3,750,000 UMB Bank n.a., 5.70%, due 4-1-97
	       (Collateralized by $3,769,391 U.S.
	       Treasury Notes, 6.50%, due 5-15-97)   $   3,750,000  $  3,750,000

TOTAL INVESTMENTS - 99.39%                              26,172,997    26,927,708

Other assets less liabilities -  0.61%                                   163,973

TOTAL NET ASSETS - 100.00%
	(equivalent to $14.10 per share;
	10,000,000 shares of $1.00 par value
	capital shares authorized; 1,921,867 shares outstanding)      27,091,681


For federal income tax purposes, the identified cost of investments owned at March 31, 1997, was $26,176,865.
Net unrealized appreciation for federal income tax purposes was $750,843, which is comprised of unrealized appreciation of $1,772,921and unrealized depreciation of $1,022,078.
* Securities on which no cash dividends were paid during the preceding twelve months.

See accompanying Notes to Financial Statements.


STATEMENTS OF ASSETS
AND LIABILITIES

March 31, 1997

							     BALANCED       EQUITY       HIGH YIELD   USA GLOBAL
							     FUND           FUND         FUND         FUND
ASSETS:
  Investments, at value (identified cost $43,175,193,
   $20,339,466, $19,171,580, and $26,172,997, respectively)  $ 44,778,630   20,047,928   19,478,593   26,927,708
  Cash                                                              7,422       59,115      331,717      665,120
  Dividends receivable                                             27,003       31,941        5,408       16,793
  Interest receivable                                             766,973         -         445,142         -
  Receivables for investments sold                                178,080       70,310         -          42,186
    Total assets                                               45,758,108   20,209,294   20,260,860   27,651,807

LIABILITIES AND NET ASSETS:
  Payable for investments purchased                             2,009,455      110,975      674,255      533,243
  Call options written                                               -          29,197         -          26,883
    Total liabilities                                           2,009,455      140,172      674,255      560,126
NET ASSETS                                                     43,748,653   20,069,122   19,586,605   27,091,681

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                  40,281,711   18,948,718   19,005,077   25,129,731
  Accumulated undistributed income:
    Undistributed net investment income                            38,454       62,982       33,861       47,632
    Accumulated net realized gain on investment transactions    1,825,051    1,305,856      240,654    1,085,376
  Net unrealized appreciation (depreciation)
    in value of investments                                     1,603,437     (248,434)     307,013      828,942
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                    43,748,653   20,069,122   19,586,605   27,091,681

Capital shares, $1.00 par value
  Authorized                                                   10,000,000   10,000,000   10,000,000   10,000,000

  Outstanding                                                   4,139,039    1,441,124    1,669,497    1,921,867

NET ASSET VALUE PER SHARE                                      $    10.57   $    13.93   $    11.73   $    14.10

See accompanying Notes to Financial Statements.

STATEMENTS
OF OPERATIONS

Year Ended March 31, 1997
                                                             BALANCED      EQUITY       HIGH YIELD   USA GLOBAL
                                                             FUND          FUND         FUND         FUND
INVESTMENT INCOME:
  Income:
    Dividends                                                $    387,991  $   192,228  $    40,624  $   172,123
    Interest                                                    2,852,164      143,142    1,118,735      111,310
								3,240,155      335,370    1,159,359      283,433

  Expenses (Note 2):
    Management fees                                               444,591      135,178      129,964      146,590
    Registration fees and expenses                                 26,132       19,911       19,805       20,118
								  470,723      155,089      149,769      166,708
      Net investment income                                     2,769,432      180,281    1,009,590      116,725

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from investment transactions
    (excluding repurchase agreements):
    Proceeds from sales of investments                         32,621,058   13,074,209    4,381,174   11,019,393
    Cost of investments sold                                   28,645,384   10,761,018    3,947,161    9,274,816

    Net realized gain from sales of investments                 3,975,674    2,313,191      434,013    1,744,577
    Gain from option contracts written                            234,807       97,244         -         134,146

      Net realized gain from investment transactions            4,210,481    2,410,435      434,013    1,878,723

  Unrealized appreciation (depreciation) on investments:
    Beginning of year                                           3,194,398      314,492       84,281      209,331
    End of year                                                 1,603,437     (248,434)     307,013      828,942

    Increase (decrease) in net unrealized
      appreciation (depreciation) on investments               (1,590,961)    (562,926)     222,732      619,611

      Net gain on investments                                   2,619,520    1,847,509      656,745    2,498,334

      Increase in net assets resulting from operations       $  5,388,952  $ 2,027,790  $ 1,666,335  $ 2,615,059

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

BALANCED FUND

							   FOR THE             FOR THE
							   YEAR ENDED          YEAR ENDED
							   MARCH 31, 1997      MARCH 31, 1996
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                    $      2,769,432    $      2,770,884
  Net realized gain from investment transactions                  4,210,481           1,933,420
  Unrealized appreciation (depreciation)
    of investments during the period                             (1,590,961)          2,451,634

    Net increase in net assets resulting from operations          5,388,952           7,155,938

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                                          (2,730,978)         (2,863,777)
  In excess of net investment income                                   -                (14,629)
  Net realized gain from investment transactions                 (2,986,358)         (1,616,588)

    Total distributions to shareholders                          (5,717,336)         (4,494,994)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                                      11,993,517          17,922,485
  Net asset value of shares issued for
    reinvestment of distributions                                 5,290,321           4,322,228
								 17,283,838          22,244,713
  Cost of shares repurchased                                    (23,280,181)        (13,084,808)
    Net increase (decrease)
      from capital share transactions                            (5,996,343)          9,159,905
      Total increase (decrease) in net assets                    (6,324,727)         11,820,849

NET ASSETS:
  Beginning of period                                            50,073,380          38,252,531
  End of period
   (including undistributed net investment income of
   $38,454, $62,982, $33,861, and $47,632, respectively)   $     43,748,653    $     50,073,380

*Shares issued and repurchased:
  Number of shares sold                                           1,078,525           1,695,938
  Number of shares issued for reinvestment of distributions         484,825             413,155
  Number of shares repurchased                                   (2,102,645)         (1,234,579)

    Net increase (decrease)                                        (539,295)            874,514

**Distributions to shareholders:
  Income dividends per share                               $           .707    $           .678
  Capital gains distribution per share                     $           .833    $           .402

EQUITY FUND

							   FOR THE             FOR THE PERIOD FROM
							   YEAR ENDED          MAY 19, 1995 (INCEPTION)
							   MARCH 31, 1997      TO MARCH 31, 1996
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                    $        180,281    $         75,612
  Net realized gain from investment transactions                  2,410,435             219,023
  Unrealized appreciation (depreciation) of investments
    during the period                                              (562,926)            314,492

    Net increase in net assets resulting from operations          2,027,790             609,127

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                                            (117,299)            (76,262)
  In excess of net investment income                                   -                   (475)
  Net realized gain from investment transactions                 (1,104,579)           (219,023)

    Total distributions to shareholders                          (1,221,878)           (295,760)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                                      13,787,512           5,779,023
  Net asset value of shares issued for
    reinvestment of distributions                                 1,166,645             276,620
								 14,954,157           6,055,643
  Cost of shares repurchased                                     (1,636,346)           (524,262)
    Net increase (decrease) from capital share transactions      13,317,811           5,531,381

      Total increase (decrease) in net assets                    14,123,723           5,844,748

NET ASSETS:
  Beginning of period                                             5,945,399             100,651
  End of period
   (including undistributed net investment income of
   $38,454, $62,982, $33,861, and $47,632, respectively)   $     20,069,122    $      5,945,399

*Shares issued and repurchased:
  Number of shares sold                                             995,159             492,584
  Number of shares issued for reinvestment of distributions          80,961              22,492
  Number of shares repurchased                                     (116,210)            (43,862)
    Net increase (decrease)                                         959,910             471,214

**Distributions to shareholders:
  Income dividends per share                               $          .1046    $           .203
  Capital gains distribution per share                     $          .9854    $           .514

HIGH YIELD FUND

							   FOR THE             FOR THE PERIOD FROM
							   YEAR ENDED          MAY 19, 1995 (INCEPTION)
							   MARCH 31, 1997      TO MARCH 31, 1996
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                     $     1,009,590    $        274,689
  Net realized gain from investment transactions                    434,013              79,136
  Unrealized appreciation (depreciation) of investments
    during the period                                               222,732              84,281
      Net increase in net assets resulting from operations        1,666,335             438,106

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                                            (975,729)           (275,340)
  In excess of net investment income                                   -                   (694)
  Net realized gain from investment transactions                   (193,359)            (79,136)

    Total distributions to shareholders                          (1,169,088)           (355,170)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                                      13,872,995           7,417,075
  Net asset value of shares issued for
    reinvestment of distributions                                 1,036,474             316,259
								 14,909,469           7,733,334
  Cost of shares repurchased                                     (3,120,776)           (616,256)
    Net increase (decrease) from
      capital share transactions                                 11,788,693           7,117,078
      Total increase (decrease) in net assets                    12,285,940           7,200,014

NET ASSETS:
  Beginning of period                                             7,300,665             100,651
  End of period
   (including undistributed net investment income of
   $38,454, $62,982, $33,861, and $47,632, respectively)   $     19,586,605    $      7,300,665

*Shares issued and repurchased:
  Number of shares sold                                           1,192,596             671,559
  Number of shares issued for reinvestment of distributions          88,882              28,449
  Number of shares repurchased                                     (266,952)            (55,037)

    Net increase (decrease)                                       1,014,526             644,971

Distributions to shareholders:
  Income dividends per share                               $           .798    $           .534
  Capital gains distribution per share                     $           .147    $           .134

USA GLOBAL FUND

							   FOR THE             FOR THE PERIOD FROM
							   YEAR ENDED          MAY 19, 1995 (INCEPTION)
							   MARCH 31, 1997      TO MARCH 31, 1996
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                    $        116,725    $         49,722
  Net realized gain from investment transactions                  1,878,723             149,721
  Unrealized appreciation (depreciation) of investments
    during the period                                               619,611             209,331
  Net increase in net assets resulting from operations            2,615,059             408,774

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                                             (69,093)            (50,373)
  In excess of net investment income                                   -                   (323)
  Net realized gain from investment transactions                   (793,347)           (149,721)

    Total distributions to shareholders                            (862,440)           (200,417)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                                      21,080,722           5,092,206
  Net asset value of shares issued for
    reinvestment of distributions                                   825,953             190,594
								 21,906,675           5,282,800
  Cost of shares repurchased                                     (1,581,818)           (577,603)
    Net increase (decrease) from capital share transactions      20,324,857           4,705,197
      Total increase (decrease) in net assets                    22,077,476           4,913,554
NET ASSETS:
  Beginning of period                                             5,014,205             100,651
  End of period
   (including undistributed net investment income of
   $38,454, $62,982, $33,861, and $47,632, respectively)   $     27,091,681    $      5,014,205

*Shares issued and repurchased:
  Number of shares sold                                           1,536,130             466,457
  Number of shares issued for reinvestment
    of distributions                                                 58,002              17,014
  Number of shares repurchased                                     (113,650)            (52,086)

    Net increase (decrease)                                       1,480,482             431,385

Distributions to shareholders:
  Income dividends per share                               $          .0528    $          .1465
  Capital gains distribution per share                     $          .6072    $          .392

See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

BALANCED FUND

						       FOR THE         FOR THE         FOR THE PERIOD FROM
Condensed data for a share of capital                  YEAR ENDED      YEAR ENDED      AUGUST 12, 1994 (INCEPTION)
stock outstanding throughout the period.               MARCH 31, 1997  MARCH 31, 1996  TO MARCH 31, 1995
Net asset value, beginning of period                   $   10.70        $   10.06       $   10.07

  Income from investment operations:
    Net investment income                                    .72              .65             .32
    Net gains or (losses) on securities
      (both realized and unrealized)                         .69             1.07            (.03)
  Total from investment operations                          1.41             1.72             .29
  Less distributions:
    Dividends from net investment income                    (.71)            (.68)           (.30)
    Distributions from capital gains                        (.83)            (.40)             -
  Total distributions                                      (1.54)           (1.08)           (.30)
Net asset value, end of period                         $   10.57        $   10.70       $   10.06

Total return                                               13.22%           17.87%           2.91%


Ratios/Supplemental Data
Net assets, end of year (in millions)                  $   44           $   50          $   38
Ratio of expenses to average net assets                     1.05%            1.11%           1.06%
Ratio of net investment income to average net assets        6.20%            6.27%           8.89%
Portfolio turnover rate                                    56%              61%             33%
* Average commission paid per equity share traded      $     .0420            -               -

Ratios for the Funds' initial periods of operations are annualized. Total return is not annualized.


* Disclosure required for fiscal years beginning after September 1, 1995.


EQUITY FUND

						       FOR THE            FOR THE PERIOD FROM
Condensed data for a share of capital                  YEAR ENDED         MAY 19, 1995 (INCEPTION)
stock outstanding throughout the period.               MARCH 31, 1997     TO MARCH 31, 1996
Net asset value, beginning of period                   $   12.36          $   10.14
  Income from investment operations:
    Net investment income                                    .15                .21
    Net gains or (losses) on securities
      (both realized and unrealized)                        2.51               2.72
  Total from investment operations                          2.66               2.93
  Less distributions:
    Dividends from net investment income                    (.10)              (.20)
    Distributions from capital gains                        (.9)               (.51)
  Total distributions                                      (1.09)              (.71)
Net asset value, end of period                         $   13.93          $   12.36

Total return                                               21.23%             29.11%


Ratios/Supplemental Data
Net assets, end of year (in millions)                  $   20             $    6
Ratio of expenses to average net assets                     1.16%              1.06%
Ratio of net investment income to average net assets        1.35%              2.55%
Portfolio turnover rate                                   123%                63%
* Average commission paid per equity share traded      $     .0492              -

Ratios for the Funds' initial periods of operations are annualized. Total return is not annualized.


* Disclosure required for fiscal years beginning after September 1, 1995.


HIGH YIELD FUND

						       FOR THE         FOR THE PERIOD FROM
Condensed data for a share of capital                  YEAR ENDED      MAY 19, 1995 (INCEPTION)
stock outstanding throughout the period.               MARCH 31, 1997  TO MARCH 31, 1996
Net asset value, beginning of period                   $   11.15       $   10.14
  Income from investment operations:
    Net investment income                                    .82             .53
    Net gains or (losses) on securities
      (both realized and unrealized)                         .71            1.14
  Total from investment operations                          1.53            1.67
  Less distributions:
    Dividends from net investment income                    (.80)           (.53)
    Distributions from capital gains                        (.15)           (.13)
  Total distributions                                       (.95)           (.66)
Net asset value, end of period                         $   11.73       $   11.15

Total return                                               14.02%          16.67%


Ratios/Supplemental Data
Net assets, end of year (in millions)                  $   20          $    7
Ratio of expenses to average net assets                     1.13%           1.03%
Ratio of net investment income to average net assets        7.63%           7.40%
Portfolio turnover rate                                    39%             25%
* Average commission paid per equity share traded      $     -               -

Ratios for the Funds' initial periods of operations are annualized. Total return is not annualized.


* Disclosure required for fiscal years beginning after September 1, 1995.


USA GLOBAL FUND

						       FOR THE         FOR THE PERIOD FROM
Condensed data for a share of capital                  YEAR ENDED      MAY 19, 1995 (INCEPTION)
stock outstanding throughout the period.               MARCH 31, 1997  TO MARCH 31, 1996
Net asset value, beginning of period                   $   11.36       $   10.14
  Income from investment operations:
    Net investment income                                    .08             .15
    Net gains or (losses) on securities
      (both realized and unrealized)                        3.32            1.61
  Total from investment operations                          3.40            1.76
  Less distributions:
    Dividends from net investment income                    (.05)           (.15)
    Distributions from capital gains                        (.61)           (.39)
  Total distributions                                       (.66)           (.54)
Net asset value, end of period                         $   14.10       $   11.36

Total return                                               29.87%          17.49%


Ratios/Supplemental Data
Net assets, end of year (in millions)                  $   27          $    5
Ratio of expenses to average net assets                     1.13%           1.06%
Ratio of net investment income to average net assets         .79%           1.94%
Portfolio turnover rate                                    88%            123%
* Average commission paid per equity share traded      $     .0486           -

Ratios for the Funds' initial periods of operations are annualized. Total return is not annualized.


* Disclosure required for fiscal years beginning after September 1, 1995.



See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL
STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. Security Valuation - Corporate stocks, bonds and options traded on a national securities exchange or national market are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the closing bid and asked price is used.

Securities which are traded over-the-counter are priced at the mean between the latest bid and asked price. Securities not currently traded are valued at fair value as determined by the Board of Directors.

B. Federal and State Taxes - The Funds complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required. The Buffalo Balanced, Equity and High Yield Funds designate $985,770, $44,840 and $13,156, respectively as capital gain dividends.

C. Options - In order to produce incremental earnings and protect gains, the Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

D. Other - Security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

2. MANAGEMENT FEES:

Management fees were paid to Jones & Babson, Inc. at the rate of 1% per annum of the average daily net asset values of the Funds for services which include administration, and all other operating expenses of the Funds except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Funds and its shares and the cost of qualifying the Funds' shares for sale in any jurisdiction. Certain officers and/or directors of the Funds are also officers and/or directors of Jones & Babson, Inc.

3. INVESTMENT TRANSACTIONS:

Investment transactions for the year ended March 31, 1997, (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

Balanced Fund
  Purchases               $    23,221,577
  Proceeds from sales          32,621,058

Equity Fund
  Purchases               $    24,700,715
  Proceeds from sales          13,074,209

High Yield Fund
  Purchases               $    14,408,088
  Proceeds from sales           4,381,174

USA Global Fund
  Purchases               $    27,923,531
  Proceeds from sales          11,019,393

4. COVERED CALL OPTIONS:

The following Covered Call Options Written were outstanding as of March 31,
1997:
					    Shares
Common Stocks/                              Subject to
Expiration Date/Exercise Price              Call               Value

Equity Fund
CPC International, Inc./Apr/85              5,700          $   1,247
Compaq Computer Corp./Apr/85                3,100              2,325
Manpower, Inc./Apr/35                       9,000             16,875
Union Pacific Corp./Apr/60                 10,000              8,750
  Total (premiums received $72,301)                        $  29,197
  Value of shares subject to call $1,596,438

USA Global Fund
Cincinnati Milacron, Inc./Apr/20            5,000          $     938
Coca-Cola Co./Apr/60                        8,200              3,075
CPC International, Inc./Apr/85              6,500              1,422
Cummins Engine Inc./Apr/55                 16,000              3,501
Informix Corp./Apr/17.5                     2,700                422
Johnson & Johnson/Apr/60                    9,000              2,812
Motorola, Inc./Apr/60                       2,000              4,563
Tupperware Corp./Apr/35                    12,700              7,938
Wrigley (Wm.) Jr. Co./Apr/60                5,900              2,212
  Total (premiums received $101,114)                       $  26,883
  Value of shares subject to call $3,312,250

Transactions in call options written for the year ended
March 31, 1997 were as follows:

					   Number of              Premium
					   Contracts               Amount

Balanced Fund
Balance at March 31, 1996                       800           $   32,111
Opened                                        3,715              202,695
Expired                                      (3,721)            (167,051)
Exercised                                      (794)             (67,755)
Balance at March 31, 1997                       -             $      -

Equity Fund
Balance at March 31, 1996                        50           $    1,495
Opened                                        2,468              168,050
Expired                                      (1,576)             (69,582)
Exercised                                      (664)             (27,662)
Balance at March 31, 1997                       278           $   72,301

USA Global Fund
Balance at March 31, 1996                        10           $      611
Opened                                        1,648              234,649
Expired                                        (913)             (91,109)
Exercised                                       (65)             (43,037)
Balance at March 31, 1997                       680           $  101,114


REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

The Board of Directors and Shareholders of
Buffalo Balanced Fund, Inc.
Buffalo Equity Fund, Inc.
Buffalo High Yield Fund, Inc.
Buffalo USA Global Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the statements of net assets, of Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc. and Buffalo USA Global Fund, Inc. (the Funds) as of March 31, 1997, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended (except for Equity Fund, High Yield Fund and USA Global Fund which are for the year ended March 31, 1997 and the period May 19, 1995 (inception) through March 31, 1996), and the financial highlights for each of the fiscal periods since 1995. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1997, by correspondence with the custodian. As to securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above at March 31, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with generally accepted accounting principles.


/s/Ernst & Young LLP

Kansas City, Missouri
April 30, 1997


This report has been prepared for the information of the Shareholders of the Buffalo Funds, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



Buffalo Mutual Funds

Balanced Fund
Equity Fund
High Yield Fund
USA Global Fund

Jones & Babson
2440 Pershing Road
Kansas City, Missouri 64108-2518

1-800-49-BUFFALO
(1-800-492-8332)